Earnings per share - Basic (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Earnings per share
Net profit attributable to owners of WBC	$ 3,342	$ 3,194	$ 4,001
Adjustment for RSP dividends - Basic	(2)	(3)	(2)
Adjusted net profit attributable to owners of WBC	$ 3,340	$ 3,191	$ 3,999
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,499	3,509	3,506
Treasury shares (including RSP share rights)	(5)	(5)	(5)
Adjusted weighted average number of ordinary shares	3,494	3,504	3,501
Earnings per ordinary share (cents)	$ 0.956	$ 0.911	$ 1.142